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MICHELLE D. WONG michelle.wong@dechert.com +1 617 728 7178 Direct +1 617 275 8419 Fax

July 1, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 569 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 569 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 570 to the Registration Statement under the Investment Company Act of 1940, as amended. This Registration Statement is being filed for the purpose of changing the name and investment objective of the Goldman Sachs Limited Maturity Obligations Fund (the “Fund”), which could be construed as material. The change in the Fund’s name to Goldman Sachs Short-Term Conservative Income Fund will take effect on July 29, 2016, and the change in the Fund’s investment objective will take effect on August 16, 2016. Shareholders of the Fund were notified of the changes via a supplement dated June 17, 2016 to the Fund’s prospectus, summary prospectus and statement of additional information.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7178.

Sincerely,

/s/ Michelle D. Wong

Michelle D. Wong